Finance costs (Tables)	6 Months Ended
Jun. 30, 2025
Finance costs.
Schedule of finance costs

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m

Interest expense - third party borrowings	72.2	78.7	152.7	172.0
Interest and finance charges for lease liabilities	16.6	18.4	32.2	34.1
Fees on borrowings and financial derivatives	13.5	3.1	15.3	8.0
Interest expense - withholding tax paid on bond interest	8.3	7.1	16.9	7.1
Unwinding of discount on decommissioning liability	2.3	2.2	4.6	4.5
Net foreign exchange loss arising from financing - realized	1.4	—	7.0	23.3
Net foreign exchange loss arising from financing - unrealized	—	169.7	—	1,543.4
Net foreign exchange loss on derivative instruments - realized	—	—	—	20.3
	114.3	279.2	228.7	1,812.7